Commitments and contingencies	12 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
18.	Commitments and contingencies

	Payment due to schedule
	Total	Less than 1 year	1-3 years	4-5 years
Office rental	221,765	221,765	-	-
Bank borrowings	32,200,000	30,000,000	2,200,000	-
Installment payment payable for Vehicles	414,400	134,400	280,000	-

Operating lease agreements represent non-cancellable operating leases for our office space.

Other than those shown above, we did not have any significant capital and other commitments, long-term obligations or guarantees as of June 30, 2025.